FORM 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                -------------

Check here if Amendment |_|: Amendment Number:

This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Asset Management, LLC
Address:   46 Public Square, Suite 700
           Wilkes-Barre, PA 18701

Form 13F File Number: 28- 5034

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:    Marilyn D. Millington
Title:   Vice President & CCO
Phone:   570-825-2600

Signature                           Place and Date of Signing:


/s/ Marilyn D. Millington           Wilkes-Barre, PA          07/09/2009
-------------------------           ----------------          ----------


Report Type (Check only one.):

|X| 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Mangers Reporting for this Manager: N/A [If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28- _________________      ___________________________________

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                              FORM 13F SUMMARY PAGE

                               Report Summary: N/A


Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A

FORM 13F INFORMATION TABLE

                               TITLE OF               VALUE      SHARES/  SH/ PUT/  INVSTMT     OTHER          VOTING AUTHORITY
    NAME OF ISSUER              CLASS      CUSIP     (x1000)     PRN AMT  PRN CALL  DSCRETN    MANAGERS     SOLE    SHARED    NONE
-----------------------        --------  ---------   --------    -------  --- ----  --------  ---------    -----    ------    ----
Abbott Labs                      abt     002824100      5768     122,614  SH         YES                  122,614
ADP                              adp     053015103      4650     131,195  SH         YES                  131,195
AIG                              aig     026874784        32      27,862  SH         YES                   27,862
American Express                 axp     025816109       271      11,675  SH         YES                   11,675
Anadarko Petroleum               apc     032511107       258       5,695  SH         YES                    5,695
Astrotech                        astc    046484101        48      41,620  SH         YES                   41,620
Avis                             car     053774105      5729   1,013,902  SH         YES                1,013,902
Berkshire Hathaway Cl B         brk.b    084670207      2942       1,016  SH         YES                    1,016
Broadridge                        br     11133t103      2797     168,714  SH         YES                  168,714
Brookline Bancorp                brkl    11373m107       559      60,000  SH         YES                   60,000
CA                                ca     12673p105     10134     581,423  SH         YES                  581,423
Chubb                             cb     171232101      3470      87,002  SH         YES                   87,002
Cisco                            csco    17275r102      7828     419,714  SH         YES                  419,714
Coca Cola                         ko     191216100      5046     105,147  SH         YES                  105,147
Comcast Corp Special Cl A       cmcs.k   20030N200       211      14,930  SH         YES                   14,930
Community Bank System            cbu     203607106       765      52,525  SH         YES                   52,525
Community Bank System            cbu     203607106      1999     137,282  SH         YES                  137,282
Covidien                         cov     g2554f105      5952     158,982  SH         YES                  158,982
Delta                            dal     247361702      3441     594,375  SH         YES                  594,375
Directv                          dtv     25459l106      7949     321,692  SH         YES                  321,692
Disney                           dis     254687106      5546     237,707  SH         YES                  237,707
Ebay                             ebay    278642103      4113     240,080  SH         YES                  240,080
Emerson Electric                 emr     291011104      1329      41,019  SH         YES                   41,019
Exxon Mobil                      xom     30231g102       276       3,955  SH         YES                    3,955
Financial Select Sector SPDR     xlf     81369y605       387      32,393  SH         YES                   32,393
General Electric                  ge     369604103       615      52,472  SH         YES                   52,472
General Mills                    gis     370334104      7587     135,440  SH         YES                  135,440
Goldman Sachs                     gs     38141g104       710       4,818  SH         YES                    4,818
Hewlett Packard                  hpq     428236103       585      15,135  SH         YES                   15,135
Honeywell                        hon     438516106      4420     140,753  SH         YES                  140,753
IBM                              ibm     459200101       534       5,117  SH         YES                    5,117
IBM                              ibm     459200101       760       7,278  SH         YES                    7,278
Intel                            intc    458140100      6813     411,669  SH         YES                  411,669
iShares MSCE EAFE Index Fund     efa     464287465      1452      31,691  SH         YES                   31,691
iShares Russell 1000 Growth In   iwf     464287614      2090      50,948  SH         YES                   50,948
iShares Russell 1000 Value       iwd     464287598       633      13,308  SH         YES                   13,308
iShares Russell 2000 Growth      iwo     464287648       257       4,537  SH         YES                    4,537
iShares S&P 500 Growth Index     ivw     464287309       260       5,442  SH         YES                    5,442
iShares S&P 500 Index Fund       ivv     464287200       250       2,703  SH         YES                    2,703
iShares TR Russell 2000          iwm     464287655       234       4,574  SH         YES                    4,574
Johnson & Johnson                jnj     478160104      8028     141,344  SH         YES                  141,344
JPMorgan Chase                   jpm     46625h100      7122     208,793  SH         YES                  208,793
Leggett & Platt                  leg     524660107       696      45,718  SH         YES                   45,718
Leggett & Platt                  leg     524660107      5245     344,358  SH         YES                  344,358
M&T Bank                         mtb     55261f104       607      11,913  SH         YES                   11,913
M&T Bank                         mtb     55261f104      8290     162,777  SH         YES                  162,777
Microsoft                        msft    594918104      9147     384,817  SH         YES                  384,817
Morgan Stanley                    ms     617446448      1069      37,500  SH         YES                   37,500
National Penn Bancshares         npbc    637138108       197      42,642  SH         YES                   42,642
Penseco Financial Services       pfns    709570105       607      16,973  SH         YES                   16,973
Pfizer                           pfe     717081103       223      14,839  SH         YES                   14,839
PHH                              phh     693320202     10761     591,925  SH         YES                  591,925
PNC                              pnc     693475105       700      18,045  SH         YES                   18,045
Procter & Gamble                  pg     742718109      5626     110,096  SH         YES                  110,096
S&P 500 Spiders                  spy     78462f103      1373      14,932  SH         YES                   14,932
SPDR Gold Trust                  gld     78463v107       405       4,445  SH         YES                    4,445
Sprint Nextel                     s      852061100      3925     816,106  SH         YES                  816,106
Susquehanna Bancshares           susq    869099101        98      19,949  SH         YES                   19,949
Symantec                         symc    871503108      6438     413,197  SH         YES                  413,197
Tyco Electronics                 tel     h8912p106      2996     161,155  SH         YES                  161,155
Tyco International               tyc     h89128104      3841     147,842  SH         YES                  147,842
UAL Corp                         uaua    902549807       245      76,800  SH         YES                   76,800
Unitedhealth Group               unh     91324p102       220       8,825  SH         YES                    8,825
Vanguard Mid-Cap ETF              vo     922908629       537      11,475  SH         YES                   11,475
Vanguard Small Cap                vb     922908751       359       7,850  SH         YES                    7,850
Viacom Cl B                     via.b    92553p201      5932     261,333  SH         YES                  261,333
Washington Federal               wfsl    938824109       256      19,718  SH         YES                   19,718
Waste Management                 wmi     94106l109      6558     232,896  SH         YES                  232,896
Weatherford Intl                 wft     h27013103       208      10,645  SH         YES                   10,645
Wells Fargo                      wfc     949746101       974      40,144  SH         YES                   40,144
Wilmington Trust                  wl     971807102       205      15,000  SH         YES                   15,000
Yahoo                            yhoo    984332106       215      13,720  SH         YES                   13,720
Exxon Mobil                      xom     30231g102      -259      (3,700) SH         YES                   (3,700)
C July $4 Puts                   csw     1729678sw      -131      (1,100)     PUT    YES                   (1,100)
F Dec $5 Puts                    fxa     3453708xa       -25        (350)     PUT    YES                     (350)
JPM Sept $32 Puts               jpmu.f   46625h8uf       -21        (100)     PUT    YES                     (100)
CAR Nov $5 Calls                cark.a   0537749ka        92         540      CALL   YES                      540
C July $4 Calls                  cgw     1729679gw         2       1,100      CALL   YES                    1,100
CAR Nov $7.50 Calls             cark.u   0537749ku       -76      (1,080)     CALL   YES                   (1,080)
UAUA Sept $4 Calls              uali.j   9025499ij       -18        (400)     CALL   YES                     (400)
YHOO July $16 Calls             yhqg.q   9843329gq        -1         (30)     CALL   YES                      (30)